Financial Instruments - Long-Term Debt, New Issuances (Details) - Senior Notes [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 5,000	[1]
Weighted average interest rate	3.56%
Senior Unsecured Debt, 3.000%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	3.00%	[2]
Principal amount	$ 1,000	[2]
Senior Unsecured Debt, LIBOR Plus 0.33% Floating Rate Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 300	[3]
Senior Unsecured Debt, LIBOR Plus 0.33% Floating Rate Notes [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	0.33%	[3]
Senior Unsecured Debt, 3.200%, Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	3.20%	[2]
Principal amount	$ 1,000	[2]
Senior Unsecured Debt, 3.600%, Due 2028 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	3.60%	[2]
Principal amount	$ 1,000	[2]
Senior Unsecured Debt, 4.100%, Due 2038 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	4.10%	[2]
Principal amount	$ 700	[2]
Senior Unsecured Debt, 4.200%, Due 2048 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	4.20%	[2]
Principal amount	$ 1,000	[2]

[1]	The weighted-average effective interest rate for the notes at issuance was 3.56%.
[2]	Fixed rate notes may be redeemed by us at any time, in whole, or in part, at varying redemption prices plus accrued and unpaid interest.
[3]	Floating rate notes may not be redeemed by their terms prior to maturity.